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                                                             UNITED STATES
                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549


                                                               FORM N-PX

                                                ANNUAL REPORT OF PROXY VOTING RECORD OF
                                               REGISTERED MANAGEMENT INVESTMENT COMPANY

                       Investment Company Act file number 811-05820

                                            THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
                                          (Exact name of registrant as specified in charter)

                                      THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
                                                     NEW YORK, NEW YORK 10281-1010
                                          (Address of principal executive offices) (Zip code)

                                                      CLIFFORD E. LAI, PRESIDENT
                                            THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.
                                      THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
                                                     NEW YORK, NEW YORK 10281-1010
                                                (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: November 30


Date of reporting period:  July 1, 2006 through June 30, 2007


Item 1.  Proxy Voting Record.

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                                                          Vote Summary Report
                                                     July 01, 2006 - June 30, 2007

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                                      Meeting     No./Description                       Management   Vote
    Name        Ticker   Security ID    Date         of Item           Sponsor of Item  Vote Rec     Cast
   ------       ------   -----------   -------     ------------         --------------    -------   ----
Duke Realty      DREXP    264411505   4/25/2007   1) Elect Directors        Management    For        For
Corporation
                                                  2) Ratify reappointment
                                                     of independent public  Management    For       For
                                                     accountant


                                      Meeting      No./Description                       Management  Vote
    Name        Ticker   Security ID   Date          of Item            Sponsor of Item  Vote Rec    Cast
   ------       ------   -----------   -------     ------------         --------------    -------   ----

Anthracite       AHR      037023108   5/22/2007   1) Elect Directors        Management    For        For
Capital, Inc.
                                                  2) Ratify appointment of
                                                     independent public     Management    For        For
                                                     accountant

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                             SIGNATURES


         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HYPERION BROOKFIELD TOTAL RETURN FUND, INC.


By:  /s/ Clifford E. Lai
    --------------------------------
        Clifford E. Lai
        Principal Executive Officer

Date:  August 30, 2007